ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
ACQUISITION
4	ACQUISITION

On May 12, 2016, QPAGOS (formerly known as Asiya Pearls, Inc.), a Nevada corporation entered into the Merger Agreement with Qpagos Corporation and Merger Sub.  Pursuant to the Merger Agreement, on May 12, 2016 the Merger was consummated and Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of Asiya’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, Asiya assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current Asiya stockholder of 5,000,000 shares of Common Stock agreed to return to Asiya 4,975,000 shares of Common Stock held by such holder to Asiya and the then-current Asiya stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of Asiya retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of Asiya common stock which is approximately 91% of the Company Common Stock outstanding.

The Merger is being treated as a reverse acquisition of Asiya, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation is treated as the acquirer for accounting and financial reporting purposes while Asiya is treated as the acquired entity for accounting and financial reporting purposes. Further, as a result, the historical financial statements that will be reflected in the Company’s future financial statements filed with the United States Securities and Exchange Commission (“SEC”) will be those of Qpagos Corporation, and the Company’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of Qpagos Corporation.

Qpagos Corporation was incorporated on May 1, 2015 under the laws of Delaware under the name Qpagos Corporation as the holding company for two wholly owned operating subsidiaries, QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. Each of these entities were incorporated in November 2013 in Mexico.

QPagos, S.A.P.I. de C.V. was formed to process payment transactions for service providers it contracts with, and Redpag Electrónicos S.A.P.I. de C.V. was formed to deploy and operate kiosks as a distributor.

On August 31, 2015, Qpagos Corporation entered into a share exchange agreement with stockholders of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. to effect a reverse merger transaction. Pursuant to the transaction, the majority of the stockholders of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. exchanged 99.996% and 99.99% of the outstanding shares of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V., respectively, for shares of Qpagos Corporation. Upon consummation of the transaction QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. became subsidiaries of Qpagos Corporation.

QPAGOS Corporation - Parent Company [Member]
ACQUISITION
4	ACQUISITION

On August 27, 2015, the Company entered into a series of agreements which completed the Reverse Merger with Qpagos and Redpag. As part of the merger, 1,500 Series A shares and 1,548,480 Series B shares outstanding of Qpagos and 1,500 Series A Shares and 2,238,245 Series B shares of Redpag was acquired by QPAGOS. The original shareholders of Qpagos and Redpag were effectively issued 4,619,314 common shares of QPAGOS resulting in control of QPAGOS, effectuating the reverse merger transaction.

The acquisition of Qpagos and Redpag by QPAGOS Corporation has been accounted for as a reverse acquisition for financial accounting purposes. The Reverse Merger is deemed a capital transaction and the net assets of Qpagos and Redpag (the accounting acquirers) are carried forward to QPAGOS Corporation (the legal acquirer) at their carrying value before the combination. The acquisition process utilizes the capital structure of QPAGOS Corporation and the assets and liabilities of Qpagos and Redpag are recorded at historical cost. The financials statements of Qpagos, Redpag and QPAGOS Corporation are being combined for the period from January 1, 2014 through December 31, 2015. In these financial statements, Qpagos and Redpag are the operating entities for financial reporting purposes and the financial statements for all periods presented represent the combined financial position and results of operations of Qpagos and Redpag. The equity of Qpagos and Redpag is the historical equity of QPAGOS Corporation, presented retroactively to reflect the number of shares issued in the transaction.